Vessel Charters Vessel Charters - Revenue - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Contract with customer, liability, advance payments	$ 21.5	$ 22.2
Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	20.00%
Charter contract extension, period	3 years
Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	30.00%
Charter contract extension, period	15 years
National Oil and Gas Authority
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	30.00%
Gulf Investment Corporation
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	24.00%
Samsung C&T
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	16.00%